Personnel expenses (Tables)	3 Months Ended
Jun. 30, 2018
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory

Note 5 Personnel expenses

	For the quarter ended			Year-to-date
CHF million	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17
Salaries and variable compensation	2,084	2,211	2,125	4,295	4,559
Financial advisor variable compensation[1]	996	974	992	1,970	1,979
Contractors	50	41	72	90	164
Social security	156	189	166	346	364
Pension and other post-employment benefit plans	119	21[2]	133	140[2]	332
Other personnel expenses	118	120	123	238	256
Total personnel expenses	3,524	3,556	3,611	7,080[3]	7,654
1 Financial advisor variable compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements. 2 Changes to the Pension Fund of UBS in Switzerland in the first quarter of 2018 resulted in a reduction in the pension obligation recognized by UBS AG. As a consequence, a pre-tax gain of CHF 123 million was recognized in the income statement in the first quarter of 2018, with no overall effect on total equity. Refer to “Note 5 Personnel expenses” in the “Consolidated financial statements” section of the first quarter 2018 report for more information. 3 The decrease compared with the first six months of 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG in 2017. Refer to the Annual Report 2017 for more information.